Income taxes (Q3)- Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective tax rate	37.20%	36.90%	37.20%	35.90%	22.60%	35.30%	33.60%
Increased in unrecognized tax benefits primarily due to increases current and prior year tax positions	$ 163.8		$ 199.6
Discrete tax charges (benefits)	$ 5.8	$ (2.2)	$ 15.5	$ (35.7)	$ (633.9)	$ (79.2)